T. ROWE PRICE Retirement Blend 2010 Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 54.3%
T. Rowe Price Funds:
U.S. Limited Duration TIPS Index
Fund  14,998 1,971 569 1,763,038 16,290
QM U.S. Bond Index Fund  14,332 1,840 547 1,629,327 15,365
International Bond Fund (USD
Hedged)  5,413 751 217 699,753 5,906
Dynamic Global Bond Fund  3,341 348 124 467,893 3,537
Emerging Markets Bond Fund  3,112 376 118 340,195 3,331
High Yield Fund  2,300 324 90 426,262 2,515
U.S. Treasury Long-Term Index
Fund  2,225 287 89 345,557 2,346
Dynamic Credit Fund  1,316 165 53 167,159 1,411
Floating Rate Fund  800 82 29 93,538 851
Total Bond Funds (Cost $51,770) 51,552
EQUITY FUNDS 45.1%
T. Rowe Price Funds:
Equity Index 500 Fund  10,573 977 381 56,725 11,331
International Equity Index Fund  5,066 419 343 234,796 5,337
Value Fund  4,233 371 228 81,393 4,755
Growth Stock Fund  4,406 501 160 40,373 4,586
Hedged Equity Fund  3,963 338 142 295,162 4,200
Real Assets Fund  2,477 211 90 129,202 2,694
International Value Equity Fund  1,788 143 148 67,289 1,861
International Stock Fund  1,215 98 90 53,477 1,268
Emerging Markets Discovery Stock
Fund  1,245 96 41 57,248 1,261
Emerging Markets Stock Fund  1,176 96 40 21,786 1,219
Mid-Cap Index Fund  1,119 88 119 44,689 1,126
Small-Cap Index Fund  1,012 80 83 49,458 1,025
Mid-Cap Growth Fund  546 44 49 5,366 553
Mid-Cap Value Fund  586 44 100 14,158 547
New Horizons Fund (2) 544 40 66 8,376 506
Small-Cap Value Fund  522 40 78 8,033 493
Total Equity Funds (Cost $32,689) 42,762
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 80 70 101 9
Total Other Mutual Funds (Cost $10) 9

T. ROWE PRICE Retirement Blend 2010 Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds  0.6%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 1,368 409 1,182 594,730 595
Total Short-Term Investments (Cost $595) 595
Total Investments in Securities 100.0%
(Cost $85,064) $ 94,918
Other Assets Less Liabilities (0.0)% (45)
Net Assets 100.0% $ 94,873
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Blend 2010 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ (17) $ 27
Dynamic Global Bond Fund  (1) (28) 55
Emerging Markets Bond Fund  (1) (39) 53
Emerging Markets Discovery Stock Fund  — (39) —
Emerging Markets Stock Fund  1 (13) —
Equity Index 500 Fund  (1) 162 30
Floating Rate Fund  — (2) 15
Growth Stock Fund  — (161) —
Hedged Equity Fund  1 41 —
High Yield Fund  (1) (19) 44
International Bond Fund (USD Hedged)  (1) (41) 45
International Equity Index Fund  4 195 —
International Stock Fund  1 45 —
International Value Equity Fund  8 78 —
Mid-Cap Growth Fund  — 12 —
Mid-Cap Index Fund  8 38 —
Mid-Cap Value Fund  9 17 —
New Horizons Fund  1 (12) —
QM U.S. Bond Index Fund  (7) (260) 173
Real Assets Fund  — 96 —
Small-Cap Index Fund  2 16 —
Small-Cap Value Fund  4 9 —
Transition Fund  — (1) —
U.S. Limited Duration TIPS Index Fund  (6) (110) 65
U.S. Treasury Long-Term Index Fund  (3) (77) 25
Value Fund  4 379 —
U.S. Treasury Money Fund, 3.74% — — 9
Totals $ 21# $ 269 $ 541+

T. ROWE PRICE Retirement Blend 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $541 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2010
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2010 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1340-054Q1 08/26